NAA LARGE CORE FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2024

Shares		Fair Value
	COMMON STOCKS — 99.3%
	Communications - 10.0%
41,887	Alphabet, Inc., Class A	$7,929,209
12,804	Alphabet, Inc., Class C	2,438,394
843	Booking Holdings, Inc.	4,188,378
4,544	GoDaddy, Inc., Class A(a)	896,849
11,250	Meta Platforms, Inc.	6,586,988
6,269	Omnicom Group, Inc.	539,385
15,221	T-Mobile US, Inc.	3,359,731
		25,938,934
	Consumer Discretionary - 10.9%
49,003	Amazon.com, Inc.(a)	10,750,768
3,781	Darden Restaurants, Inc.	705,875
15,722	eBay, Inc. (a)	973,978
33,583	General Motors Company	1,788,966
8,246	Lennar Corporation, Class A	1,124,507
3,727	Live Nation Entertainment, Inc.(a)	482,647
11,960	MGM Resorts International(a)	414,414
95	NVR, Inc.(a)	776,996
1,894	O’Reilly Automotive, Inc.(a)	2,245,905
7,378	PulteGroup, Inc.	803,464
15,141	Ross Stores, Inc.	2,290,379
14,535	Tesla, Inc.(a)	5,869,814
		28,227,713
	Consumer Staples - 5.2%
52,814	Altria Group, Inc.	2,761,644
7,961	Church & Dwight Company, Inc.	833,596
56,706	Coca-Cola Co. (The)	3,530,516
26,983	Colgate-Palmolive Company	2,453,025
4,221	Costco Wholesale Corp.	3,867,575
		13,446,356
	Energy - 3.7%
31,059	Baker Hughes, a GE Company	1,274,040
6,112	Diamondback Energy, Inc.	1,001,329
31,782	Exxon Mobil Corporation	3,418,790
28,507	Halliburton Company	775,105

NAA LARGE CORE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2024

Shares		Fair Value
	COMMON STOCKS — 99.3% (Continued)
	Energy - 3.7% (Continued)
8,997	Hess Corporation	$1,196,691
46,833	Schlumberger Ltd.	1,795,577
		9,461,532
	Financials - 10.8%
13,726	American Express Co.	4,073,739
3,154	Ameriprise Financial, Inc.	1,679,285
12,195	Arch Capital Group Ltd. (a)	1,126,208
87,777	Bank of America Corporation	3,857,799
9,829	Berkshire Hathaway, Inc., Class B(a)	4,455,289
12,244	Chubb Ltd.	3,383,017
7,699	Discover Financial Services	1,333,698
919	Everest Re Group Ltd.	333,101
21,027	Fifth Third Bancorp	889,022
23,418	Franklin Resources, Inc.	475,151
16,775	JPMorgan Chase & Co.	4,021,136
5,395	Raymond James Financial, Inc.	838,005
12,506	Synchrony Financial	812,890
9,985	W.R. Berkley Corporation	584,322
		27,862,662
	Health Care - 10.0%
63,596	Bristol-Myers Squibb Company	3,596,990
16,643	Cardinal Health, Inc.	1,968,368
16,677	Centene Corporation(a)	1,010,293
3,122	DaVita, Inc.(a)	466,895
4,165	Eli Lilly & Co.	3,215,380
38,756	Gilead Sciences, Inc.	3,579,893
6,722	HCA Healthcare, Inc.	2,017,608
35,884	Merck & Company, Inc.	3,569,740
3,495	Regeneron Pharmaceuticals, Inc.(a)	2,489,593
6,644	UnitedHealth Group, Inc.	3,360,933
2,767	Universal Health Services, Inc., Class B	496,455
		25,772,148
	Industrials - 8.0%
9,641	Caterpillar, Inc.	3,497,369

NAA LARGE CORE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2024

Shares		Fair Value
	COMMON STOCKS — 99.3% (Continued)
	Industrials - 8.0% (Continued)
10,981	Cintas Corp.	$2,006,229
4,346	Cummins, Inc.	1,515,016
8,072	Deere & Company	3,420,106
19,849	Delta Air Lines, Inc.	1,200,865
3,081	Jacobs Solutions, Inc.	411,683
16,952	PACCAR, Inc.	1,763,347
12,120	Rollins, Inc.	561,762
14,910	Southwest Airlines Company	501,274
1,839	TransDigm Group, Inc. (a)	2,330,528
10,032	United Airlines Holdings, Inc.(a)	974,107
2,153	United Rentals, Inc. (a)	1,516,659
5,497	Westinghouse Air Brake Technologies Corporation	1,042,176
		20,741,121
	Materials - 2.0%
5,765	Albemarle Corp.	496,251
8,210	Ecolab, Inc.	1,923,767
43,272	Newmont Corporation	1,610,584
4,192	Vulcan Materials Company	1,078,308
		5,108,910
	Real Estate - 2.1%
15,408	American Tower Corp. REIT	2,825,981
6,639	Extra Space Storage, Inc. REIT	993,194
9,794	Simon Property Group, Inc. REIT	1,686,625
		5,505,800
	Technology - 34.6%
2,956	Akamai Technologies, Inc.(a)	282,741
76,557	Apple, Inc.	19,171,404
25,277	Broadcom, Inc.	5,860,220
66,969	Cisco Systems, Inc.	3,964,565
13,534	CoStar Group, Inc.(a)	968,899
767	Fair Isaac Corporation(a)	1,527,043
4,843	Garmin Ltd.	998,917
2,500	Gartner, Inc.(a)	1,211,175
7,384	Gen Digital, Inc.	202,174

NAA LARGE CORE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2024

Shares		Fair Value
	COMMON STOCKS — 99.3% (Continued)
	Technology - 34.6% (Continued)
17,650	International Business Machines Corporation	$3,880,000
3,140	Intuit, Inc.	1,973,490
37,843	Microsoft Corp.	15,950,825
5,483	Motorola Solutions, Inc.	2,534,407
130,491	NVIDIA Corporation	17,523,636
13,270	ON Semiconductor Corporation(a)	836,674
20,398	Palo Alto Networks, Inc.(a)	3,711,620
10,125	Paychex, Inc.	1,419,728
32,156	PayPal Holdings, Inc.(a)	2,744,515
1,292	Tyler Technologies, Inc.(a)	745,019
12,174	Visa, Inc., Class A	3,847,470
		89,354,522
	Utilities - 2.0%
4,902	Alliant Energy Corporation	289,904
6,354	American Water Works Company, Inc.	791,009
25,498	Duke Energy Corporation	2,747,155
16,433	FirstEnergy Corporation	653,705
23,643	PPL Corporation	767,452
		5,249,225

	TOTAL COMMON STOCKS (Cost $245,198,555)	256,668,923

	EXCHANGE-TRADED FUNDS — 0.6%
	Equity - 0.6%
2,417	iShares Core S&P 500 ETF
	TOTAL EXCHANGE-TRADED FUNDS (Cost $1,415,358)	1,422,840

	TOTAL INVESTMENTS - 99.9% (Cost $246,613,913)	$258,091,763
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.1%	264,901
	NET ASSETS - 100.0%	$258,356,664

(a)	Non-income producing security.

REIT – Real Estate Investment Trust